Commitments and Contingencies (Details) - USD ($)		5 Months Ended	6 Months Ended
	Nov. 03, 2025	Dec. 31, 2025	Jun. 30, 2026
Commitments and Contingencies [Line Items]
Number of units issued		660,000
Deferred underwriting fee payable		$ 9,200,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Over allotment period		45 days	45 days
Percentage of cash underwriting discount		(2.25%)	2.25%
Deferred underwriting discount		4.00%	4.00%
Offering expenses		$ 575,000	$ 575,000
IPO [Member]
Commitments and Contingencies [Line Items]
Number of units issued	23,000,000
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Cash underwriting discount		5,175,000	5,175,000
Deferred underwriting fee payable		$ 9,200,000	$ 9,200,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of units issued	3,000,000	3,000,000
Implied share price	$ 10
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued			3,000,000
Implied share price	$ 10